Annual Operating Expenses {- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Technology Portfolio - Technology Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.69%